SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Schedule of operating financial results of segment including significant segment expenses that reconcile to segment net loss

	Year Ended
	December 31, 2024	December 31, 2023
Revenues, net of discounts	$463,633	$463,630
Less: Significant and other segment expenses
Cost of goods sold	286,952	261,188
Employee expenses	73,992	79,836
Lease expenses	23,798	21,940
Advertising expense	6,142	5,580
Stock-based compensation	17,982	16,412
Other segment items(1)	45,220	54,032
Impairment of goodwill and other assets	118,113	6,320
Depreciation and amortization	48,061	51,364
Acquisition and transaction costs	4,358	4,080
Fair value gain on financial liabilities, net	—	(23,023)
Loss on the extinguishment of debt	79,172	—
Loss on sale of assets	3,665	91
Interest expense, net	78,258	39,403
Interest income	(323)	(743)
Other income, net	(2,671)	(7,094)
Income tax expense	43,274	47,391
Discontinued operations	—	186,353
Net loss from continuing operations	$(362,360)	$(279,500)

(1)	Other segment items included in segment net loss primarily consist of third-party fees, regulatory costs, office and administrative expenses, software, insurance, and security costs.